FINANCIAL RISK MANAGEMENT - Credit risk (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounts Receivables
Credit risk
Maximum exposure to credit risk	$ 637,421	$ 1,201,292	$ 2,532,114
Trades accounts receivables	637,421	1,201,292	2,532,114
Accounts receivable write down	489,449	26,931	5,071
Accounts Receivables | Past Due
Credit risk
Trades accounts receivables	311,642	588,282	1,555,469
Cash And Cash Equivalent And Restricted Cash
Credit risk
Maximum exposure to credit risk	$ 9,682,545	$ 17,985,417	$ 93,404,331